UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karamaan Group, LLC

Address:  1212 Sixth Ave, 11th Floor
          New York, NY 10036


13F File Number: 028-14252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kim
Title:  Managing Member
Phone:  212-542-3300


Signature, Place and Date of Signing:

/s/ John Kim                New York, New York                May 16, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $132,889
                                         (thousands)


List of Other Included Managers: None




                                                  FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE     SHARED NONE
--------------                --------------    -----       --------  -------  --- ----  ----------  -------- ----     ------ ----
APACHE CORP                   COM               037411105    3640       27800  SH        SOLE                   22200  0        5600
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306    3024      491649  SH        SOLE                  394600  0       97049
CHESAPEAKE ENERGY CORP        COM               165167107   12067      360000  SH        SOLE                  288600  0       71400
DIGITAL RIV INC               COM               25388B104    7684      205300  SH        SOLE                  164800  0       40500
E M C CORP MASS               COM               268648102    5777      217500  SH        SOLE                  174500  0       43000
ITRON INC                     COM               465741106     712       12610  SH        SOLE                   10100  0        2510
LEAP WIRELESS INTL INC        COM NEW           521863308    2321      150000  SH        SOLE                  120500  0       29500
METROPCS COMMUNICATIONS INC   COM               591708102   28383     1747741  SH        SOLE                 1402900  0      344841
NEUTRAL TANDEM INC            COM               64128B108    3909      265000  SH        SOLE                  212500  0       52500
POWERSHARES QQQ TRUST         UNIT SER 1        73935A954     287        5000      PUT   SOLE                    4000  0        1000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     936       25000  SH        SOLE                   20000  0        5000
SEAGATE TECHNOLOGY PLC        SHS               G7945M107   14474     1004807  SH        SOLE                  806500  0      198307
SPDR S&P 500 ETF TR           TR UNIT           78462F953    6630       50000      PUT   SOLE                   40200  0        9800
TELENAV INC                   COM               879455103    8795      740977  SH        SOLE                  594200  0      146777
TRANSOCEAN LTD                REG SHS           H8817H100    9177      117727  SH        SOLE                   94400  0       23327
TW TELECOM INC                COM               87311L104   10227      532641  SH        SOLE                  427500  0      105141
WESTERN DIGITAL CORP          COM               958102105   14846      398125  SH        SOLE                  319600  0       78525




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